Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Shareholders' Equity [Abstract]
Common Shares Issued, issuance costs	$ 0	$ 3.5	$ 10.6
Dividend Paid (in dollars per share)	$ 0	$ 0	$ 2.35